Debt (Debt Repayment) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2014	$ 2,593
2015	850
2016	600
2017	0
2018	1,250
Thereafter	2,050
Long-term Debt, Excluding Fair Value Adjustment and Unamortized Discount	7,343
Debt Issuance Cost	(27)
Long-term Debt, Fair Value Adjustment and Unamortized Discount	(8)
Long-term debt	$ 7,308